Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total maximum exposure to credit risk reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		$ 583,200	$ 593,800
Collateral
Cash collateral received		18,600	17,200
Collateralized by securities		179,400	197,400
Secured by real estate		174,700	167,200
Other collateral	[1]	24,300	19,900
Credit enhancements
Netting		14,400	14,500
Credit derivative contracts		0	0
Guarantees		1,100	1,200
Exposure to credit risk after collateral and credit enhancements		170,700	176,500
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		576,800	587,100
Collateral
Cash collateral received		18,600	17,200
Collateralized by securities		179,400	197,400
Secured by real estate		174,700	167,200
Other collateral	[1]	24,300	19,900
Credit enhancements
Netting		14,400	14,500
Credit derivative contracts		0	0
Guarantees		1,100	1,200
Exposure to credit risk after collateral and credit enhancements		164,400	169,800
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		107,100	108,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		107,100	108,400
Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[2]	12,400	16,900
Collateral
Collateralized by securities	[2]	0	100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2]	12,400	16,800
Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		84,200	95,300
Collateral
Collateralized by securities		77,600	92,500
Other collateral	[1]	5,800	2,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		800	300
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[3],[4]	23,300	23,600
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[3],[4]	8,900	9,100
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[5]	326,800	320,400
Collateral
Cash collateral received	[5]	18,400	17,000
Collateralized by securities	[5]	101,400	104,400
Secured by real estate	[5]	174,700	167,100
Other collateral	[1],[5]	17,100	16,200
Credit enhancements
Credit derivative contracts	[5]		0
Guarantees	[5]	1,100	1,200
Exposure to credit risk after collateral and credit enhancements	[5]	14,000	14,300
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		23,000	22,600
Collateral
Cash collateral received		100	100
Collateralized by securities		400	400
Secured by real estate		0
Other collateral	[1]	1,300	1,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		21,100	20,900
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		6,300	6,700
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		6,300	6,700
Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		82,300	86,800
Collateral
Cash collateral received		1,500	2,800
Collateralized by securities		14,900	12,700
Secured by real estate		6,300	5,800
Other collateral	[1]	11,000	10,800
Credit enhancements
Netting		0	0
Credit derivative contracts		200	200
Guarantees		2,800	3,400
Exposure to credit risk after collateral and credit enhancements		45,700	51,000
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	18,100	18,100
Collateral
Cash collateral received	[6]	1,000	1,300
Collateralized by securities	[6]	3,000	2,500
Secured by real estate	[6]	100	100
Other collateral	[1],[6]	1,700	1,200
Credit enhancements
Guarantees	[6]	2,500	2,700
Exposure to credit risk after collateral and credit enhancements	[6]	9,800	10,200
Loan commitments
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		33,856	34,747
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	27,500	31,200
Collateral
Cash collateral received	[6]	200	400
Collateralized by securities	[6]	1,900	2,800
Secured by real estate	[6]	1,300	1,500
Other collateral	[1],[6]	5,800	5,700
Credit enhancements
Credit derivative contracts	[6]	200	200
Guarantees	[6]	200	700
Exposure to credit risk after collateral and credit enhancements	[6]	18,000	19,800
Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		1,700	900
Collateral
Collateralized by securities		1,700	900
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0	0
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		35,100
Collateral
Cash collateral received		300
Collateralized by securities		8,300
Secured by real estate		4,900
Other collateral	[1]	3,600
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		17,900
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		584,300	594,800
Collateral
Cash collateral received		19,500	17,800
Collateralized by securities		179,400	197,400
Secured by real estate		174,700	167,200
Other collateral	[1]	24,300	19,900
Credit enhancements
Netting		14,400	14,500
Credit derivative contracts		0	0
Guarantees		1,100	1,200
Exposure to credit risk after collateral and credit enhancements		171,000	176,900
UBS AG | Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		578,000	588,100
Collateral
Cash collateral received		19,500	17,800
Collateralized by securities		179,400	197,400
Secured by real estate		174,700	167,200
Other collateral	[1]	24,300	19,900
Credit enhancements
Netting		14,400	14,500
Credit derivative contracts		0	0
Guarantees		1,100	1,200
Exposure to credit risk after collateral and credit enhancements		164,600	170,200
UBS AG | Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		107,100	108,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		107,100	108,400
UBS AG | Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[2]	12,400	16,600
Collateral
Collateralized by securities	[2]	0	100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[2]	12,300	16,600
UBS AG | Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		84,200	95,300
Collateral
Collateralized by securities		77,600	92,500
Other collateral	[1]	5,800	2,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		800	300
UBS AG | Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[3],[4]	23,300	23,600
Credit enhancements
Netting	[3],[4]	14,400	14,500
Exposure to credit risk after collateral and credit enhancements	[3],[4]	8,900	9,100
UBS AG | Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[5]	328,000	321,500
Collateral
Cash collateral received	[5]	19,400	17,700
Collateralized by securities	[5]	101,400	104,400
Secured by real estate	[5]	174,700	167,100
Other collateral	[1],[5]	17,100	16,200
Credit enhancements
Credit derivative contracts	[5]		0
Guarantees	[5]	1,100	1,200
Exposure to credit risk after collateral and credit enhancements	[5]	14,300	14,800
UBS AG | Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		23,000	22,600
Collateral
Cash collateral received		100	100
Collateralized by securities		400	400
Secured by real estate		0	0
Other collateral	[1]	1,300	1,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		21,200	21,000
UBS AG | Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		6,300	6,700
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		6,300	6,700
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		84,200	89,000
Collateral
Cash collateral received		1,500	2,800
Collateralized by securities		14,900	12,700
Secured by real estate		6,300	5,800
Other collateral	[1]	11,000	10,800
Credit enhancements
Netting		0	0
Credit derivative contracts		200	200
Guarantees		2,800	3,400
Exposure to credit risk after collateral and credit enhancements		47,600	53,200
UBS AG | Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	18,100	18,100
Collateral
Cash collateral received	[6]	1,000	1,300
Collateralized by securities	[6]	3,000	2,500
Secured by real estate	[6]	100	100
Other collateral	[1],[6]	1,700	1,200
Credit enhancements
Guarantees	[6]	2,500	2,700
Exposure to credit risk after collateral and credit enhancements	[6]	9,800	10,200
UBS AG | Loan commitments
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		33,856	34,747
UBS AG | Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	27,500	31,200
Collateral
Cash collateral received	[6]	200	400
Collateralized by securities	[6]	1,900	2,800
Secured by real estate	[6]	1,300	1,500
Other collateral	[1],[6]	5,800	5,700
Credit enhancements
Credit derivative contracts	[6]	200	200
Guarantees	[6]	200	700
Exposure to credit risk after collateral and credit enhancements	[6]	18,000	19,800
UBS AG | Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		1,700	900
Collateral
Collateralized by securities		1,700	900
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0	$ 0
UBS AG | Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		36,900
Collateral
Cash collateral received		300
Collateralized by securities		8,300
Secured by real estate		4,900
Other collateral	[1]	3,600
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		$ 19,800

[1]	Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities
[2]	Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients.
[3]
Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

[4]	The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information.
[5]	Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral.
[6]	The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.